Net Investment Income (Tables)	12 Months Ended
Mar. 31, 2022
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Summary of Net Investment Income
Net investment income for the fiscal years ended March 31, 2022, 2021 and 2020 consisted of the following:

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Net gain (loss) from disposal of debt instruments	¥(29,546)	¥79,711	¥96,624
Dividend income	95,290	74,109	79,840

Total net investment income	¥65,744	¥153,820	¥176,464